Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2022
Junior Subordinated Debentures
Junior Subordinated Debentures

Note 12.  Junior Subordinated Debentures

As of December 31, 2022 and 2021, the Company had outstanding $12,887,000 principal amount of Junior Subordinated Debentures due in 2037 (the Debentures).  The Debentures bear a floating rate equal to the 3-month LIBOR plus 2.85%.  During 2022, the floating rate averaged 4.39% per quarter compared to an average rate of 3.01% per quarter for 2021. The Debentures mature on December 15, 2037 and are subordinated and junior in right of payment to all senior indebtedness of the Company, as defined in the Indenture dated as of October 31, 2007 between the Company and Wilmington Trust Company, as Trustee.  The Debentures first became redeemable, in whole or in part, by the Company on December 15, 2012.  Interest paid on the Debentures for 2022 and 2021 was $573,603 and $393,105, respectively, and is deductible for tax purposes.

In accordance with applicable provisions of the federal Adjustable Interest Rate (LIBOR) Act of 2022 and the implementing regulations of the FRB, effective on the first London banking day after June 30, 2023 (the last date upon which LIBOR will be quoted), the Debentures will bear a floating rate equal to 3-month CME Term SOFR, as adjusted by a spread adjustment factor of 0.26161, plus 2.85%.

The Debentures were issued and sold to CMTV Statutory Trust I (the Trust).  The Trust is a special purpose trust funded by a capital contribution of $387,000 from the Company, in exchange for 100% of the Trust’s common equity.  The Trust was formed for the purpose of issuing corporation-obligated mandatorily redeemable Capital Securities (Capital Securities) in the principal amount of $12.5 million to third-party investors and using the proceeds from the sale of such Capital Securities and the Company’s initial capital contribution to purchase the Debentures.  The Debentures are the sole asset of the Trust.  Distributions on the Capital Securities issued by the Trust are payable quarterly at a rate per annum equal to the interest rate being earned by the Trust on the Debentures.  The Capital Securities are subject to mandatory redemption, in whole or in part, upon repayment of the Debentures.  The Company has entered into an agreement which, taken collectively, fully and unconditionally guarantees the payments on the Capital Securities, subject to the terms of the guarantee.

The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements (see Note 22).